Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Bank deposits	$ 33,000	$ 33,000
Borrowings	$ 33,000